Condensed Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Compass Digital Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
REVENUES
OPERATING EXPENSES
Administrative expenses – related party	162,547	837,885	720,009	1,561,687	$ 120,000	$ 120,000
Non-redemption expense	1,870,151	4,076,270	1,997,165	4,076,270	4,028,008	3,444,008
Administrative expenses - related party	30,000	30,000	90,000	90,000
TOTAL OPERATING EXPENSES					1,794,928	1,926,567
LOSS FROM OPERATIONS	(2,062,698)	(4,944,155)	(2,807,174)	(5,727,957)	(5,942,936)	(5,490,575)
OTHER INCOME (EXPENSES)
Change in fair value of derivative warrant liabilities		(13,103)	(476,488)	(138,182)	469,341	364,515
Interest earned on cash (investments) held in Trust Account	11,298	389,048	334,873	1,660,199	1,928,109	8,914,159
Gain on settlement of deferred underwriting fees attributable to Public Warrants						246,814
Gain on settlement of professional legal fees						351,409
NET LOSS	$ (2,051,400)	$ (4,568,210)	$ (2,948,789)	$ (4,205,940)	$ (3,545,486)	$ 4,386,322
Compass Digital Acquisition Corp [Member] | Common Class A [Member]
WEIGHTED AVERAGE NUMBER OF COMMON STOCK SHARES
Weighted average shares outstanding, basic	110,866	2,982,827	1,109,478	4,451,979	3,960,705	17,987,355
Weighted average shares outstanding, diluted	110,866	2,982,827	1,109,478	4,451,979	3,960,705	17,987,355
NET LOSS PER COMMON SHARE,
Basic net (loss) per share	$ (0.38)	$ (0.55)	$ (0.46)	$ (0.43)	$ (0.38)	$ 0.19
Diluted net (loss) per share	$ (0.38)	$ (0.55)	$ (0.46)	$ (0.43)	$ (0.38)	$ 0.19
Compass Digital Acquisition Corp [Member] | Non-redeemable Class A Common Stock [Member]
WEIGHTED AVERAGE NUMBER OF COMMON STOCK SHARES
Weighted average shares outstanding, basic	3,200,000	2,550,000	3,200,000	1,254,745	1,739,726	121,644
Weighted average shares outstanding, diluted	3,200,000	2,550,000	3,200,000	1,254,745	1,739,726	121,644
NET LOSS PER COMMON SHARE,
Basic net (loss) per share	$ (0.38)	$ (0.55)	$ (0.46)	$ (0.43)	$ (0.38)	$ 0.19
Diluted net (loss) per share	$ (0.38)	$ (0.55)	$ (0.46)	$ (0.43)	$ (0.38)	$ 0.19
Compass Digital Acquisition Corp [Member] | Non-redeemable Class B Common Stock [Member]
WEIGHTED AVERAGE NUMBER OF COMMON STOCK SHARES
Weighted average shares outstanding, basic	2,110,122	2,760,122	2,110,122	4,055,377	3,570,396	5,188,478
Weighted average shares outstanding, diluted	2,110,122	2,760,122	2,110,122	4,055,377	3,570,396	5,188,478
NET LOSS PER COMMON SHARE,
Basic net (loss) per share	$ (0.38)	$ (0.55)	$ (0.46)	$ (0.43)	$ (0.38)	$ 0.19
Diluted net (loss) per share	$ (0.38)	$ (0.55)	$ (0.46)	$ (0.43)	$ (0.38)	$ 0.19
Key Mining Corp [Member]
Restructuring Cost and Reserve [Line Items]
REVENUES
OPERATING EXPENSES
Exploration expense	171,838	35,888	518,567	757,566	1,091,400	2,560,764
Professional fees	12,481	71,011	76,722	757,943	860,108	1,237,073
Officers’ and directors’ fees	124,940	141,000	374,521	423,000	553,500	550,658
Travel	30,375	17,738	102,376	109,811	141,011	435,953
General and administrative	39,782	77,182	173,612	406,958	570,000	318,003
Depreciation	24,178	21,678	72,533	65,751	93,298	21,414
Bad debt					10,664
TOTAL OPERATING EXPENSES	403,594	364,497	1,318,331	2,521,029	3,319,981	5,123,865
LOSS FROM OPERATIONS	(403,594)	(364,497)	(1,318,331)	(2,521,029)	(3,319,981)	(5,123,865)
OTHER INCOME (EXPENSES)
Interest income		483		28,987	28,987	1,320
Loss on disposal of mineral interest	(386,643)	(1,113,357)	(386,643)	(1,113,357)	(1,113,357)
Impairment of mineral interest						(375,000)
Exchange gain (loss)	(300,068)	(126,808)	(373,149)	1,805	6,572	(32,654)
TOTAL OTHER INCOME (EXPENSES)	(686,711)	(1,239,682)	(759,792)	(1,082,565)	(1,077,798)	(406,334)
LOSS BEFORE TAXES	(1,090,305)	(1,604,179)	(2,078,123)	(3,603,594)	(4,397,779)	(5,530,199)
INCOME TAXES
NET LOSS	$ (1,090,305)	$ (1,604,179)	$ (2,078,123)	$ (3,603,594)	$ (4,397,779)	$ (5,530,199)
WEIGHTED AVERAGE NUMBER OF COMMON STOCK SHARES
Weighted average shares outstanding, basic	89,514,720	77,222,161	89,514,720	77,222,161	77,222,388	65,502,181
Weighted average shares outstanding, diluted	89,514,720	77,222,161	89,514,720	77,222,161	77,222,388	65,502,181
NET LOSS PER COMMON SHARE,
Basic net (loss) per share	$ (0.01)	$ (0.02)	$ (0.02)	$ (0.05)	$ (0.06)	$ (0.08)
Diluted net (loss) per share	$ (0.01)	$ (0.02)	$ (0.02)	$ (0.05)	$ (0.06)	$ (0.08)